Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Notes Payable - Related Party

NOTE 5    NOTES PAYABLE—RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The maturity date for the note is July 18, 2015. The note pays interest at an annual rate of 20% and shall be paid monthly. The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015 and paying an extension fee of $10,000. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units (which are separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase a share of common stock at $4.92 and 20,000 Class B warrants to purchase a share of common stock at $0.20) at a value of $100,000 or $0.025 per unit. The Series D preferred stock units were accounted as a debt discount to be amortized over the life of the note. As of September 30, 2014 the unamortized debt discount was $83,333.

NOTE 11    RELATED PARTY TRANSACTIONS

During 2013 the Company issued convertible promissory notes to entities controlled by Steven Aldous and David Spafford, two of the Company’s directors. The Company issued promissory notes to SSA Ventures, LLC and SBS Charitable Remainder Trust U/A/D November 27, 1995 (entities controlled by Mr. Aldous) reflecting obligations of $571,000 and $2,000,000, respectively. The Company also issued a promissory note to Bourne Spafford Charitable Trust U/A/D May 15, 1995 (controlled by Mr. Spafford) reflecting an obligation of $200,000. Each of these notes had an 8% interest rate and were converted into 116,565,430 shares of Series C and Series C-1 preferred stock at a conversion price of $0.0246 per share.

During 2012 the Company issued various convertible promissory notes to Spring Forth Investments and the Bourne Spafford Charitable Trust U/A/D May 15, 1995 (entities controlled by Mr. Spafford,) in the total amount of $2,880,000. The Company also issued various convertible promissory notes to SSA Ventures, LLC (entity controlled by Mr. Aldous) in the total amount of $1,213,333. All of the notes bore interest at 8%. On December 31, 2012, the principal plus accrued interest of $92,355 was converted into 26,160,555 shares of Series B preferred stock at a conversion price of $0.16 per share.

During 2012 the Company issued various convertible promissory notes to Spring Forth Investments (entity controlled by Mr. Spafford,) and to SSA Ventures, LLC (entity controlled by Mr. Aldous) in the total amount of $800,000 each. All of the notes bore interest at 8%. On December 31, 2012, the principal plus accrued interest of $95,848 was converted into 10,599,058 shares of Series A preferred stock and convertible promissory notes issued in 2011 in the amount of $1,250,000 for Spring Forth Investments and $1,250,000 for SSA Ventures, LLC along with interest in the amount of $271,970 were converted into 17,324,812 shares of Series A preferred stock at a conversion price of $0.16 per share.

On December 31, 2012 the Company issued 10,416,667 shares of Series B preferred stock to SSA Ventures, LLC pursuant to a subscription receivable in the amount of $1,666,667 or $0.16 per share. The subscription receivable for these shares was subsequently paid with cash in January and February 2013.

Ryan Ashton, the Chief Executive Officer of the Company, and David Spafford, a director of the Company, each personally guaranteed the obligations of the Company under a sale-leaseback agreement. On November 25, 2013, the Company issued Mr. Ashton warrants to purchase 50,000 shares of common stock and Mr. Spafford warrants to purchase 50,000 shares of common stock, each in compensation for their personal guarantees of the obligations of the Company under the sale-leaseback agreement. The warrants have an exercise price of $2.00 and expire seven years from the date of grant.

The Company’s obligations pursuant to its sale-leaseback agreement described in Note 6 are secured by letters of credit (Letters of Credit) in an aggregate amount of $3,000,000. The Letters of Credit were issued by a bank at the behest of a non-profit foundation (the “Foundation”) and Spring Forth Investments. The Company is obligated to reimburse the Foundation and Spring Forth Investments for any draws made under the Letters of Credit pursuant to two reimbursement agreements between the Company and the Foundation and Spring Forth Investments dated October 30, 2013. David Spafford, one of our directors, and his wife, Susan Spafford, have been designated by the Foundation as “Founding Trustees” under its bylaws and have authority to control certain activities of the Foundation. Our obligations under the reimbursement agreements are secured by a security interest in all of our assets pursuant to a Security Agreement dated October 30, 2013. As of December 31, 2013, no draws on the line of credit had taken place.